Property and equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 9,115	$ 8,087
Accumulated Amortization	2,952	1,635
Net Book Value	6,163	6,452
Laboratory equipment
Property, Plant and Equipment [Line Items]
Cost	6,773	6,237
Accumulated Amortization	1,926	1,006
Net Book Value	4,847	5,231
Furniture, fixtures, and IT equipment
Property, Plant and Equipment [Line Items]
Cost	2,342	1,850
Accumulated Amortization	1,026	629
Net Book Value	$ 1,316	$ 1,221